11. INCOME TAXES	12 Months Ended
Sep. 30, 2021
Notes
11. INCOME TAXES

11.INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2021	2020

Loss before income taxes	$(939,124)	$(1,056,142)

Expected income tax recovery	$(255,000)	$(287,000)
Permanent differences	(40,000)	(5,000)
Share issue costs	(40,000)	(21,000)
Change in unrecognized deductible temporary differences	335,000	313,000
Total deferred income tax (recovery) expense	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2021	Expiry Date Range	2020	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(6,000)	No expiry date	2,132,000	No expiry date
Property and equipment	14,000	No expiry date	16,000	No expiry date
Share issue costs	416,000	2022 to 2025	216,000	2021 to 2024
Allowable capital losses	3,762,000	No expiry date	3,762,000	No expiry date
Non-capital losses available for future periods	18,401,000	2026 to 2041	17,205,000	2026 to 2040

Expenditures related to the use of flow-through share proceeds are included in exploration costs but are not available as a tax deduction to the Company as the tax benefits of these expenditures are renounced to the investors. At September 30, 2021, the Company has an obligation for future flow-through expenditures of $396,594(2020: $Nil).

Tax attributes are subject to review, and potential adjustment, by tax authorities.